Derivatives and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2016
Derivatives and Fair Value of Financial Instruments
Derivatives and Fair Value of Financial Instruments

Note 8

Derivatives and Fair Value of Financial Instruments

GAAP discusses valuation techniques, such as the market approach (prices and other relevant information generated by market conditions involving identical or comparable assets or liabilities), the income approach (techniques to convert future amounts to single present amounts based on market expectations including present value techniques and option pricing) and the cost approach (amount that would be required to replace the service capacity of an asset, which is often referred to as replacement cost). Seaboard uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad levels:

Level 1: Quoted Prices in Active Markets for Identical Assets or Liabilities - Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities that Seaboard has the ability to access at the measurement date.

Level 2: Significant Other Observable Inputs - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Significant Unobservable Inputs - Unobservable inputs that reflect the reporting entity’s own assumptions.

The following tables show assets and liabilities measured at fair value (derivatives exclude margin accounts) on a recurring basis as of December 31, 2016 and 2015, respectively, and also the level within the fair value hierarchy used to measure each category of assets and liabilities. Seaboard determines if there are any transfers between levels at the end of a reporting period. There were no transfers between levels that occurred in 2016 and 2015. The trading securities classified as other current assets below are assets held for Seaboard’s deferred compensation plans.

	Balance
	December 31,
(Millions of dollars)	2016	Level 1	Level 2	Level 3
Assets:
Trading securities – short-term investments:
Domestic equity securities	$482	$482	$—	$—
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries	437	437	—	—
Foreign equity securities	199	199	—	—
High yield securities	115	15	100	—
Collateralized loan obligations	26	—	26	—
Money market funds held in trading accounts	13	13	—	—
Other trading securities	5	5	—	—
Trading securities – other current assets:
Domestic equity securities	30	30	—	—
Foreign equity securities	3	3	—	—
Fixed income mutual funds	3	3	—	—
Other	4	4	—	—
Derivatives:
Commodities (1)	3	3	—	—
Foreign currencies	1	—	1	—
Total Assets	$1,321	$1,194	$127	$—
Liabilities:
Derivatives:
Commodities (1)	$1	$1	$—	$—
Interest rate swaps	4	—	4	—
Foreign currencies	4	—	4	—
Total Liabilities	$9	$1	$8	$—

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the consolidated balance sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2016, the commodity derivatives had a margin account balance of $10 million resulting in a net other current asset on the consolidated balance sheet of $12 million.

	Balance
	December 31,
(Millions of dollars)	2015	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term investments:
Money market funds	$81	$81	$—	$—
Trading securities – short-term investments:
Domestic equity securities	466	466	—	—
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries	450	450	—	—
Foreign equity securities	120	120	—	—
High yield securities	104	—	104	—
Money market funds held in trading accounts	22	22	—	—
Collateralized loan obligations	10	—	10	—
Other trading securities	1	—	1	—
Trading securities – other current assets:
Domestic equity securities	31	31	—	—
Foreign equity securities	5	5	—	—
Fixed income mutual funds	4	4	—	—
Other	3	2	1	—
Derivatives:
Commodities (1)	4	4	—	—
Foreign currencies	8	—	8	—
Total Assets	$1,309	$1,185	$124	$—
Liabilities:
Derivatives:
Commodities (1)	$18	$18	$—	$—
Interest rate swaps	6	—	6	—
Total Liabilities	$24	$18	$6	$—

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the consolidated balance sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2015, the commodity derivatives had a margin account balance of $29 million resulting in a net other current asset on the consolidated balance sheet of $15 million.

Financial instruments consisting of cash and cash equivalents, net receivables, notes payable and accounts payable are carried at cost, which approximates fair value, as a result of the short-term nature of the instruments. The fair value of long-term debt is estimated by comparing interest rates for debt with similar terms and maturities. As Seaboard’s long-term debt is variable-rate, its carrying amount approximates fair value. If Seaboard’s long-term debt was measured at fair value on its consolidated balance sheets, it would have been classified as level 2 in the fair value hierarchy. The amortized cost and estimated fair values of short-term investments and long-term debt at December 31, 2016 and 2015, are presented below:

December 31,	2016		2015
(Millions of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Short-term investments, available-for-sale	$—	$—	$81	$81
Short-term investments, trading securities	1,236	1,277	1,188	1,173
Long-term debt	516	516	522	522

While management believes its derivatives are primarily economic hedges of its firm purchase and sales contracts or anticipated sales contracts, Seaboard does not perform the extensive record-keeping required to account for these types of transactions as hedges for accounting purposes.

Commodity Instruments

Seaboard uses various derivative futures and options to manage its risk to price fluctuations for raw materials and other inventories, finished product sales and firm sales commitments. Seaboard also enters into speculative derivative transactions not directly related to its raw material requirements. The nature of Seaboard’s market risk exposure has not changed materially since December 31, 2015. Commodity derivatives are recorded at fair value, with any changes in fair value being marked-to-market as a component of cost of sales on the consolidated statements of comprehensive income. Since these derivatives are not accounted for as hedges, fluctuations in the related commodity prices could have a material impact on earnings in any given period.

At December 31, 2016, Seaboard had open net derivative contracts to purchase 22 million bushels of grain, 14 million pounds of hogs, and open net derivative contracts to sell 35 million pounds of soybean oil and 4 million gallons of heating oil. At December 31, 2015, Seaboard had open net derivative contracts to purchase 25 million pounds of hogs, 22 million bushels of grain, 3 million pounds of sugar, and open net derivative contracts to sell 8 million pounds of soybean oil. For the years ended December 31, 2016, 2015 and 2014, Seaboard recognized net realized and unrealized gains (losses) of $21 million, $(45) million and $18 million, respectively, related to commodity contracts, primarily included in cost of sales on the consolidated statements of comprehensive income.

Foreign Currency Exchange Agreements

Seaboard enters into foreign currency exchange agreements to manage the foreign currency exchange rate risk with respect to certain transactions denominated in foreign currencies. Foreign currency exchange agreements that primarily relate to an underlying commodity transaction are recorded at fair value with changes in value marked-to-market as a component of cost of sales on the consolidated statements of comprehensive income. Foreign currency exchange agreements that are not related to an underlying commodity transaction are recorded at fair value with changes in value marked-to-market as a component of foreign currency gains (losses), net on the consolidated statements of comprehensive income. Since these agreements are not accounted for as hedges, fluctuations in the related foreign currency exchange rates could have a material impact on earnings in any given year. At December 31, 2016 and 2015, Seaboard had foreign currency exchange agreements to cover its firm sales and purchase commitments and related trade receivables and payables, with notional amounts of $81 million and $94 million, respectively, primarily related to the South African rand.

Interest Rate Exchange Agreements

During 2010, Seaboard entered into three ten-year interest rate exchange agreements, which involve the exchange of fixed-rate and variable-rate interest payments over the life of the agreements without the exchange of the underlying notional amounts to mitigate the effects of fluctuations in interest rates on variable-rate debt. Seaboard pays a fixed rate and receives a variable rate of interest on the notional amounts of $25 million each.

During 2014 and 2015, Seaboard entered into four, approximately eight-year interest rate exchange agreements with mandatory early termination dates, which coincided with the anticipated delivery dates in 2015 and 2016 of dry bulk vessels to be leased. These interest rate exchange agreements involved the exchange of fixed-rate and variable-rate interest payments without the exchange of the underlying notional amounts to mitigate the potential effects of fluctuations in interest rates on the anticipated dry bulk vessel leases. Seaboard paid a fixed rate and received a variable rate of interest on the notional amounts. In 2015, two agreements were terminated and not renewed with the delivery of two bulk vessels. As of December 31, 2015, two agreements remained, with an aggregate notional amount of $44 million. In the first quarter of 2016, these agreements were terminated and not renewed with the delivery of the final two bulk vessels. Payments to unwind these agreements totaled $2 million.

These interest rate exchange agreements do not qualify as hedges for accounting purposes. Accordingly, the changes in fair value of these agreements are recorded in miscellaneous, net in the consolidated statements of comprehensive income. At December 31, 2016 and 2015, Seaboard had three and five agreements outstanding, respectively, with a total notional value of $75 million and $119 million, respectively.

The following table provides the amount of gain (loss) recognized for each type of derivative and where it was recognized in the consolidated statements of comprehensive income for the year ended December 31, 2016 and 2015:

(Millions of dollars)		2016	2015
Commodities	Cost of sales	$21	$(45)
Foreign currencies	Cost of sales	(27)	16
Foreign currencies	Foreign currency	1	2
Interest rate	Miscellaneous, net	(2)	(4)

The following table provides the fair value of each type of derivative held as of December 31, 2016 and 2015 and where each derivative is included on the consolidated balance sheets:

		Asset Derivatives			Liability Derivatives
		December 31,	December 31,		December 31,	December 31,
(Millions of dollars)		2016	2015		2016	2015
Commodities(1)	Other current assets	$3	$4	Other current liabilities	$1	$18
Foreign currencies	Other current assets	1	8	Other current liabilities	4	—
Interest rate	Other current assets	—	—	Other current liabilities	4	6

(1)  Seaboard’s commodity derivative assets and liabilities are presented in the consolidated balance sheets on a net basis, including netting the derivatives with the related margin accounts. As of December 31, 2016 and 2015, the commodity derivatives had a margin account balance of $10 million and $29 million, respectively, resulting in a net other current asset on the consolidated balance sheets of $12 million and $15 million, respectively.

Counterparty Credit Risk

From time to time Seaboard is subject to counterparty credit risk related to its foreign currency exchange agreements and interest rate swaps should the counterparties fail to perform according to the terms of the contracts. As of December 31, 2016, Seaboard had $1 million of credit risk to two counterparties related to its foreign currency exchange agreements and no credit risk related to its interest rate exchange agreements. Seaboard does not hold any collateral related to these agreements.